1801 California Street, Suite 5200 Denver, CO 80202

May 6, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica ETF Trust (the “Registrant”)
(File Nos. 333-216648; 811-23237)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Prospectus dated May 1, 2019, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 7) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2019 via EDGAR (Accession Number 0001193125-19-128275).

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1844.

Very truly yours,

/s/ Timothy Bresnahan
Timothy Bresnahan
Senior Counsel
Transamerica Asset Management, Inc.